EQUITY ACCOUNTED INVESTMENTS - Schedule Of Investments in Associates and Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, associate	$ 10,409	$ 7,453
Equity accounted investments	31,994	24,977	$ 23,216
Aggregated individually immaterial joint ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, joint ventures	346	374
Other Investments
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, associate	$ 362	84
Norbord
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate	40.00%
Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Investments Accounted for Using the Equity Method	$ 19,597	16,628
Equity accounted investments	$ 19,596	$ 16,628
Real Estate | Canary Wharf Group plc (“Canary Wharf”)
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, joint venture	50.00%	50.00%
Carrying Value, joint ventures	$ 3,284	$ 2,866
Real Estate | Manhattan West, New York
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, joint venture	56.00%	56.00%
Carrying Value, joint ventures	$ 1,439	$ 1,214
Real Estate | Aggregated individually immaterial joint ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, joint ventures	$ 4,565	$ 3,651
Real Estate | GGP Inc. (“GGP”)
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate	34.00%	29.00%
Carrying Value, associate	$ 8,844	$ 7,453
Real Estate | Other Investments
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, associate	1,465	1,444
Renewable power investments | Other Investments
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, associate	509	206
Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Investments Accounted for Using the Equity Method	8,793	7,346
Equity accounted investments	$ 8,793	$ 7,346
Infrastructure | North American natural gas transmission operations
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, joint venture	50.00%	50.00%
Carrying Value, joint ventures	$ 1,013	$ 806
Infrastructure | Other Investments
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, associate	$ 1,348	$ 1,231
Infrastructure | Brazilian toll road
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate	60.00%	57.00%
Carrying Value, associate	$ 2,109	$ 1,703
Infrastructure | South American transmission operations
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate	28.00%	28.00%
Carrying Value, associate	$ 930	$ 699
Infrastructure | Brazilian rail and port operations
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate	27.00%	27.00%
Carrying Value, associate	$ 1,046	$ 901
Infrastructure | European communications business
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate	45.00%	45.00%
Carrying Value, associate	$ 1,607	$ 1,313
Infrastructure | Australian ports operation
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate	50.00%	50.00%
Carrying Value, associate	$ 740	$ 693
Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, associate	2,387	339
Equity accounted investments	2,385	336
Private Equity | Other Investments
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, associate	$ 1,023	$ 339
Private Equity | Norbord
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate	40.00%
Carrying Value, associate	$ 1,364
Non-cash gain on deconsolidation	$ 790
Bottom of range | Aggregated individually immaterial joint ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, joint venture	20.00%	20.00%
Bottom of range | Other Investments
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate	12.00%	12.00%
Bottom of range | Real Estate | Aggregated individually immaterial joint ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, joint venture	12.00%	12.00%
Bottom of range | Real Estate | Other Investments
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate	10.00%	19.00%
Bottom of range | Renewable power investments | Other Investments
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate	14.00%	14.00%
Bottom of range | Infrastructure | Other Investments
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate	11.00%	11.00%
Bottom of range | Private Equity | Other Investments
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate	14.00%	14.00%
Top of range | Aggregated individually immaterial joint ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, joint venture	85.00%	85.00%
Top of range | Other Investments
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate	33.00%	33.00%
Top of range | Real Estate | Aggregated individually immaterial joint ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, joint venture	90.00%	90.00%
Top of range | Real Estate | Other Investments
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate	90.00%	90.00%
Top of range | Renewable power investments | Other Investments
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate	50.00%	50.00%
Top of range | Infrastructure | Other Investments
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate	50.00%	50.00%
Top of range | Private Equity | Other Investments
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate	89.00%	89.00%